Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	June 30, 2025	June 30, 2024
Accounts receivable	$27,218,260	$28,297,491
Total Accounts receivable	$27,218,260	$28,297,491

Schedule of Outstanding Accounts Receivable and Subsequent Collection	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
	Balance as of June 30, 2025	Subsequent collection	% of collection
AR aged less than 6 months	$27,218,260	24,770,166	91.0%
Total Accounts Receivable	$27,218,260	24,770,166	91.0%

	Balance as of June 30, 2024	Subsequent collection	% of collection
AR aged less than 6 months	$28,297,491	$28,297,491	100.0%
Accounts Receivable	$28,297,491	$28,297,491	100.0%